Financial Instruments - Remaining Contractual Maturity for Non-derivative Financial Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	$ 51,115	$ 51,422
Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	41,808	41,934
1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	0	0
3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	2,990	3,217
1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	6,317	6,271
More Than 5 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	0	0
Non-interest bearing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	49,415	49,752
Non-interest bearing [Member] | Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	41,808	41,884
Non-interest bearing [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	2,890	3,197
Non-interest bearing [Member] | 1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	4,717	4,671
Non-interest bearing [Member] | More Than 5 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Floating interest rate instruments [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 1,700	$ 1,670
Floating interest rate instruments [Member] | Weighted average [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Weighted Average Effective Interest Rate	0.98%	0.97%
Floating interest rate instruments [Member] | Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 0	$ 50
Floating interest rate instruments [Member] | 1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Floating interest rate instruments [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	100	20
Floating interest rate instruments [Member] | 1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	1,600	1,600
Floating interest rate instruments [Member] | More Than 5 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Fair value interest rate risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial assets	25,822	25,911
Cash flow interest rate risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial assets	9,161	6,715
Financial liabilities	$ 1,700	$ 1,670